Financial instruments	6 Months Ended
Jun. 30, 2026
Financial instruments
Financial instruments

14Financial instruments

To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards.

Financial liabilities at fair value through profit and loss:

	Carrying Value		Fair Value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	91,271	188,526	91,271	188,526
Convertible Preferred Shares	1,799	—	1,799	—
Warrant liabilities	374	287	374	287
	93,444	188,813	93,444	188,813

The fair value of the Convertible Senior Secured Notes and Series A Convertible Preferred Shares have been estimated using option pricing techniques, in accordance with the definition of fair value under IFRS 13, which represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Warrants are quoted on the OTC Bulletin Board (an interdealer automated quotation system for equity securities that is not a national securities exchange) and are therefore categorized in level 2 of the fair value hierarchy. Financial liabilities at fair value through profit and loss are categorized in level 3 of the fair value hierarchy.

Convertible Senior Secured Notes

The Convertible Senior Secured Notes, having a maturity date as at June 30, 2026, of December 15, 2030, have a conversion rate of 285.714 Ordinary Shares per $1,000 principal amount of Convertible Senior Secured Notes, and a payment-in-kind interest rate of 12.0% (compounding semi-annually) or a cash interest rate of 10.0% (paid semi-annually). The outstanding principal as at June 30, 2026 was $165,364 thousand (December 31, 2025: $146,286 thousand).

Option pricing has been utilized to calculate the probability that these options will be in the money at expiration and assign a dollar value to it. The underlying share price of the Company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option’s theoretical fair value.

14Financial instruments (continued)

As of June 30, 2026, an estimated fair value of £91,271 thousand (December 31, 2025: £188,526 thousand) was calculated for the Convertible Senior Secured Notes, based on the following valuation inputs:

	June 30, 2026	December 31, 2025
Share price ($)	1.74	5.33
Conversion price ($)	3.50	3.50
Interest rate (%)	12.00	12.00
Credit spread (%)	53.24	46.57
Risk free rate (%)	4.20	3.50
Expected life (years)	4.50	3.00
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00

Company specific inputs include the expected probability and timing of future equity financing, in addition to the probability and timing of a future fundamental change. An increase in the risk - free rate or credit spread applied would result in a reduction in the fair value being attributed to the instrument. Had the share price traded higher, or higher volatility been assumed then this would have resulted in a higher fair value being attributed to the instrument. Credit spread is initially selected such that the fair value of the Convertible Senior Secured Notes reconciles to the total purchase price of $192 million based upon the arms’ length transaction closing as of December 15, 2021, subsequently adjusted for company-specific credit risk. For more information about the Convertible Senior Secured Notes, please refer to the Group’s annual financial statements for the year ended December 31, 2025.

Series A Convertible Preferred Shares

The Series A Convertible Preferred Shares are convertible into ordinary shares at the holder’s option at a conversion price equal to the lower of: (i) the fixed conversion price (being $3.588 for the initial tranche and, for subsequent tranches, 120% of the closing sale price of the Company’s ordinary shares on the trading day immediately preceding the applicable issuance date); and (ii) 96% of the lowest daily volume weighted average price (“VWAP”) of the Company’s ordinary shares during the five consecutive trading days immediately preceding the conversion date, subject to a floor price of $0.598 per ordinary share. The outstanding aggregate stated value of the Series A Convertible Preferred Shares as at June 30, 2026 was $2,000 thousand.

Option pricing has been utilized to calculate the fair value of the Series A Convertible Preferred Shares. The underlying share price of the Company, volatility, and time to expiration have been used as inputs into the model to derive the option’s theoretical fair value.

As of June 30, 2026, an estimated fair value of £1,799 thousand was calculated for the Series A Convertible Preferred Shares, based on the following valuation inputs:

June 30, 2026
Share price ($)	1.74
Credit spread (%)	53.24
Risk free rate (%)	4.20
Expected life (years)	0.08
Dividend yield (%)	—
Volatility (%)	85.00

An increase in the risk-free rate or credit spread applied would result in a reduction in the fair value being attributed to the instrument. Had the share price traded higher, or higher volatility been assumed then this would have resulted in a higher fair value being attributed to the instrument.